Income Taxes (Details) - Schedule of Effective Tax Rate	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Tax Rate [Abstract]
Federal statutory tax rate	21.00%		21.00%	21.00%
State statutory tax rate, net of deduction on federal tax return			4.20%	5.80%
Permanent difference			(1.70%)	1.30%
Others			0.90%
Change in valuation allowance			(25.00%)	(8.40%)
Effective tax rate	0.00%	0.00%	(0.60%)	19.70%